[On the letterhead of Eversheds Sutherland (US) LLP]

June 26, 2025

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

    Re:    Prospect Enhanced Yield Fund; File Nos. 333-280963 and 811-23989

Dear Sir/Madam:

On behalf of Prospect Enhanced Yield Fund (the "Fund"), we hereby electronically file Pre-Effective Amendment No. 2 to the Fund’s Registration Statement under the Securities Act of 1933 (Amendment No. 2 under the Investment Company Act of 1940) on Form N-2. The purpose of this filing is to revise disclosure in response to staff comments and provide other updated information for the Fund.

If you have any questions, please contact Owen Pinkerton at (202) 383-0262.

Very truly yours,

/s/ Owen J. Pinkerton
Owen J. Pinkerton

cc: Krisztina Nadasdy, Eversheds Sutherland (US) LLP

Eversheds Sutherland (US) LLP is part of a global legal practice, operating through various separate and distinct legal entities, under Eversheds Sutherland. For a full description of the structure and a list of offices, please visit www.eversheds-sutherland.com.

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